S000079470 [Member] Average Annual Total Returns		12 Months Ended	33 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	20.71%	[1]
MSCI All Country World Index Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.44%	24.60%	[1]
AB Disruptors ETF
Prospectus [Line Items]
Average Annual Return, Percent		32.04%	31.22%	[1]
Performance Inception Date			Mar. 22, 2023
AB Disruptors ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	32.01%	30.96%	[1]
Performance Inception Date	[2]		Mar. 22, 2023
AB Disruptors ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	19.00%	24.92%	[1]
Performance Inception Date	[2]		Mar. 22, 2023

[1]	Inception date is 3/22/23.
[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.